Employment and Compensation Arrangements - Transactions Related Awards (Details) $ / shares in Units, $ in Thousands			3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 10, 2019 shares	Aug. 14, 2019	Sep. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2019 USD ($) installment $ / shares shares	Jun. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) installment $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Employment and Compensation Arrangements
Share-based compensation expense			$ 9,567	$ 33,932	$ 3,660	$ 2,842		$ 37,108	$ 7,022	$ 46,675	$ 10,682	$ 13,715	$ 17,663
Aggregate purchase of shares | shares	34,500,000
Aggregate purchase price of shares			$ 141	$ 137	$ 50	$ 355	$ 1,014					$ 1,574	$ 9,558
Risk-free interest rate								2.43%		2.43%		3.02%	2.53%
Expected dividend rate												0.00%	0.00%
Minimum [Member]
Employment and Compensation Arrangements
Number of year lock-up for closing of mergers										2 years
Maximum [Member]
Employment and Compensation Arrangements
Number of year lock-up for closing of mergers										3 years
Management Incentive Plan
Employment and Compensation Arrangements
Vesting period								5 years		5 years		5 years
Performance Shares
Employment and Compensation Arrangements
Share-based compensation expense								$ 25,013		$ 25,013
Risk-free interest rate		1.42%						2.20%		2.20%
Expected volatility		20.00%						20.00%		20.00%
Expected dividend rate		0.00%						0.00%		0.00%
Discount for lack or marketability percentage, minimum		3.00%						3.00%		3.00%
Discount for lack or marketability percentage, maximum		7.00%						7.00%		7.00%
Performance Shares | Management Incentive Plan
Employment and Compensation Arrangements
Increase (decrease) in value of share during the period								$ 48,102		$ 48,102
Performance Shares | Common Class B [Member]
Employment and Compensation Arrangements
Aggregate purchase of shares | shares								1,500,000		1,500,000
Aggregate purchase price of shares								$ 15,000		$ 15,000
Performance Shares | Ordinary Shares In Sponsor Agreement One
Employment and Compensation Arrangements
Number of shares non-vested oustanding | shares			5,309,713	5,309,713				5,309,713		5,309,713
Number of installements for vesting | installment								3		3
Increase (decrease) in value of share during the period								$ 1,193		$ 1,193
Performance Shares | Ordinary Shares In Sponsor Agreement Two
Employment and Compensation Arrangements
Number of shares non-vested oustanding | shares			2,654,856	2,654,856				2,654,856		2,654,856
Exercise price | $ / shares			$ 15.25	$ 15.25				$ 15.25		$ 15.25
Vesting period								42 months		42 months
Increase (decrease) in value of share during the period								$ (9,396)		$ (9,396)
Performance Shares | Ordinary Shares In Sponsor Agreement Three
Employment and Compensation Arrangements
Number of shares non-vested oustanding | shares			2,654,856	2,654,856				2,654,856		2,654,856
Exercise price | $ / shares			$ 17.50	$ 17.50				$ 17.50		$ 17.50
Increase (decrease) in value of share during the period								$ (13,101)		$ (13,101)
Performance Shares | Warrants In Sponsor Agreement
Employment and Compensation Arrangements
Number of warrants non-vested outstanding | shares			17,265,826	17,265,826				17,265,826		17,265,826
Increase (decrease) in value of share during the period								$ (6,297)		$ (6,297)
Performance Shares | Founder
Employment and Compensation Arrangements
Increase (decrease) in value of share during the period								$ 4,411		$ 4,411
Performance Shares | First anniversary | Ordinary Shares In Sponsor Agreement Two
Employment and Compensation Arrangements
Vesting period for warrants										0.00%
Performance Shares | First anniversary | Ordinary Shares In Sponsor Agreement Three
Employment and Compensation Arrangements
Vesting period for warrants										0.00%
Performance Shares | First anniversary | Warrants In Sponsor Agreement
Employment and Compensation Arrangements
Vesting period for warrants								0.00%		0.00%
Performance Shares | Second anniversary | Ordinary Shares In Sponsor Agreement Two
Employment and Compensation Arrangements
Vesting period for warrants										33.33%
Performance Shares | Second anniversary | Warrants In Sponsor Agreement
Employment and Compensation Arrangements
Vesting period for warrants								33.33%		33.33%
Performance Shares | Third anniversary | Ordinary Shares In Sponsor Agreement Two
Employment and Compensation Arrangements
Vesting period for warrants										66.67%
Performance Shares | Third anniversary | Ordinary Shares In Sponsor Agreement Three
Employment and Compensation Arrangements
Vesting period for warrants										66.67%
Performance Shares | Third anniversary | Warrants In Sponsor Agreement
Employment and Compensation Arrangements
Vesting period for warrants								66.67%		66.67%